Mid-Cap Growth ProFund Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended
		Jul. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P MidCap 400® Growth Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		15.94%	10.00%	9.86%
S&P Composite 1500® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		23.95%	14.12%	12.78%
Investor
Prospectus [Line Items]
Average Annual Return, Percent			13.78%	7.92%	7.85%
Performance Inception Date		Sep. 04, 2001
Investor | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			13.53%	5.80%	6.78%
Investor | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			8.32%	5.44%	5.98%
Service
Prospectus [Line Items]
Average Annual Return, Percent			12.66%	6.85%	6.77%
Performance Inception Date		Sep. 04, 2001

[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index.